Accrued Expenses and Other Current Liabilities (Details Narrative) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Proceeds from related party notes			$ 34,015	$ 89,045	$ 292,090	$ 564,105
Repayment of advances from officer			49,015	160,575	364,120	387,075
Debt conversion, original debt, amount						$ 25,000
Debt conversion, converted instrument, shares issued						6,250
Debt conversion, converted instrument, amount			$ 233,750		325,000	$ 223,333
Warrants expiration period						5 years
Warrants to purchase common stock	341,335		341,335			6,250
Exercise price per share	$ 4.00		$ 4.00			$ 4.00
Warrants and rights outstanding						$ 11,063
Loss on extinguishment of notes payable, net	$ 1,402	$ (4,813)	$ (59,938)	$ (16,660)	(58,787)	(35,677)
Accrued expenses, non-current portion					430,000
Accrued Consulting and Directors Fees [Member]
Accrued expenses, non-current portion					255,000
Common Stock And Warrants [Member]
Loss on extinguishment of notes payable, net						126
Common Stock [Member]
Debt conversion, original debt, amount						$ 14,063
Warrants expiration period						5 years
Warrants to purchase common stock						125,000
Non-Interest Bearing Advance [Member]
Proceeds from related party notes			34,015		292,090	$ 564,105
Repayment of advances from officer			$ 49,015		$ 364,120	387,075
Non-Interest Bearing Advance [Member] | Related Party [Member]
Proceeds from convertible debt						65,000
Debt instrument, annual principal payment						$ 75,000